Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LORD ASSET MANAGEMENT TRUST
Prospectus Date	rr_ProspectusDate	Aug. 31, 2012
Document Creation Date	dei_DocumentCreationDate	Sep. 07, 2012